Stockholder's Equity - Narrative (Details)	Feb. 06, 2026 Class Vote $ / shares shares	Jul. 24, 2025 $ / shares shares	Mar. 31, 2026 $ / shares shares	Jul. 21, 2025 $ / shares shares	Jun. 30, 2025 $ / shares shares
Class of Stock [Line Items]
Preferred stock authorized (in shares) | shares	20,000,000
Preferred stock par value (in dollars per share) | $ / shares	$ 0.00001
Number of classes of board of directors | Class	3
Number of votes per common share held | Vote	1
Common Class A
Class of Stock [Line Items]
Common stock, shares authorized (in shares) | shares	2,000,000,000		2,000,000,000		2,000,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.00001		$ 0.00001
Common Class A | Opco LLC
Class of Stock [Line Items]
Required ratio between number of common stock issued by the Corporation and number of interests owned by the Corporation	1
Common Class B
Class of Stock [Line Items]
Common stock, shares authorized (in shares) | shares	100,000,000		100,000,000		100,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.00001		$ 0.00001
Ratio of Opco LLC Interests held by Existing Owners and number of common stock shares held by Existing Owners required to issue shares	1
Common Class B | Opco LLC
Class of Stock [Line Items]
Stock cancelation ratio if Existing Owners elect to redeem Opco LLC Interests	1
Forgent Power Solutions, Inc.
Class of Stock [Line Items]
Common stock, shares authorized (in shares) | shares				100
Common stock, par value (in dollars per share) | $ / shares		$ 0.001		$ 0.001
Forgent Power Solutions, Inc. | Private Placement
Class of Stock [Line Items]
Number of shares issued (in shares) | shares		100
Price per share (in dollars per share) | $ / shares		$ 0.1